Cash and cash equivalents and investment securities (Tables)	6 Months Ended
Jun. 30, 2022
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Schedule of Cash and Cash Equivalents

Million US dollar	30 June 2022	31 December 2021

Short-term bank deposits	2 756	6 542
Treasury Bills	—	1 050
Cash and bank accounts	4 271	4 505

Cash and cash equivalents	7 027	12 097

Bank overdrafts	(130)	(53)

Cash and cash equivalents in the statement of cash flows	6 897	12 043

Summary Of Investments In Short term Debt Securities

Million US dollar	30 June 2022	31 December 2021

Investment in unquoted companies	138	139
Investment on debt securities	26	22

Non-current investments	164	161

Investment on debt securities	334	374

Current investments	334	374